Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 8)	$ 1,554	$ 0
Derivative assets (note 8)	717	5,164
Accrued liabilities	(2,485)	(2,359)
Current portion of derivative liabilities	(1,861)	(6,330)
Derivative liabilities	(2,763)	(4,208)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(2,044)	(2,359)
Current portion of derivative liabilities	(1,861)	(6,330)
Derivative liabilities	(2,763)	(4,208)
Stock Purchase Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative assets (note 8)	717	$ 5,164
Time-charter Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 8)	1,554
Accrued liabilities	$ (441)